Financial Instruments - Summary of Categories of Financial Instruments (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial assets at FVTPL
Mandatorily classified as at FVTPL	$ 68,256	$ 60,004
Loans and receivables			$ 50,734,158
Financial assets at amortized cost	22,311,107	29,080,981
Financial assets at FVTOCI
Equity instruments	132,160	187,244
Financial liabilities at FVTPL
Designated as at FVTPL	262,350
Financial liabilities at amortized cost	$ 21,963,089	$ 21,304,150	$ 15,463,286